Real Estate and Accumulated Depreciation (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009
Real Estate And Accumulated Depreciation (Textuals) [Abstract]
Furniture and fixtures included in the total investment in real estate	$ 1,231,391,000	$ 1,111,978,000
Cost for the purpose of Income Tax net of depreciation	$ 11,100,000,000
Number of properties excluding military housing	2
Number of units excluding military housing	4,738
Building Improvements [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	5
Minimum [Member] | Management Business [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	3
Building Improvements [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	10
Maximum [Member] | Management Business [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	7
Building [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	30
Furniture and Fixtures [Member]
Real Estate and Accumulated Depreciation [Line Items]
Accumulated depreciation life of real estate properties	5